Significant accounting policies and basis of preparation (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies and Basis of Preparation [Abstract]
Schedule of property, plant and equipment
Class of plant and equipment	Amortization rate
Furniture and equipment	20%
Computer equipment	33%
Computer software	50%
Vehicles	33%
Leasehold improvements	over term of lease
Production tooling and molds	per unit produced